S000055813 [Member] Investment Objectives and Goals - Nuveen ESG Mid-Cap Growth ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen ESG Mid-Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen ESG Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Nuveen ESG USA Mid-Cap Growth Index (the “Index”).